Share-Based Payment - Additional Information (Details) R$ / shares in Units, R$ in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2021 shares R$ / shares	Jun. 30, 2020 shares $ / shares	Aug. 31, 2019	Dec. 31, 2021 BRL (R$) shares R$ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 BRL (R$) shares R$ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 BRL (R$)	Dec. 31, 2017 branch
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments | R$					R$ 113,169		R$ 120,777		R$ 64,509
Incentive shares, lock-up period										10 years
Number of days option to repurchase shares										90 days
Largest payout of award's before 10 years lock-up periods expires, percent										85.00%
Shares lock-up period										10 years
Number of tranches, vesting | branch										3
Number of shares cancelled (in shares)					252,028,000		93,000,000
Number of shares accelerated (in shares)					136,826,000		302,243,000
Number of shares granted (in shares)					2,946,395,000		329,405,000
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares cancelled (in shares)					252,028		91,866,000
Number of shares accelerated (in shares)					136,826		302,243,000
Number of shares granted (in shares)					2,603,810		329,405,000
RSU | Attributable to owners of the parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares cancelled (in shares)					252,028,000		91,866,000
Number of shares accelerated (in shares)					136,826,000		302,243,000
Number of shares granted (in shares)					2,603,810,000		329,405,000
Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted in share-based payment arrangement (USD per share) | $ / shares			$ 24.92
Option | Attributable to owners of the parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares cancelled (in shares)			1,134				1,134,000
Performance Stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	342,585	342,585
Expiration period	5 years	5 years
Risk free interest rate	0.82%	0.82%
Expected volatility	71.60%	71.60%
Share based compensation award tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares lock-up period										3 years
Number of percentage incentive shares recognized on grant date fair value										75.00%
Share based compensation award tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of percentage incentive shares recognized on grant date fair value										5.00%
Incentive shares, period of recognition from grant date										3 years
Additional incentive shares discount rate										5.00%
Share based compensation award tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares lock-up period										7 years
Number of percentage incentive shares recognized on grant date fair value										5.00%
Incentive shares, period of recognition from grant date										7 years
Additional incentive shares discount rate										5.00%
Under 4 Years | Restricted share units and stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of maximum term of equity granted for share-based payment arrangement				four
Under 5 Years | Restricted share units and stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of maximum term of equity granted for share-based payment arrangement				five
Under 7 Years | Restricted share units and stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of maximum term of equity granted for share-based payment arrangement				seven
Under 10 Years | Restricted share units and stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of maximum term of equity granted for share-based payment arrangement				ten
Bottom of range | Share based compensation award tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares lock-up period										3 years
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repurchase right exercise period										2 years
Top of range | Share based compensation award tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares lock-up period										7 years
Class A common stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repurchase of common stock shares during the period (in shares)					0		7,595
Class A common stock | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted (USD and R per share) | (per share)					R$ 348.49	$ 64.05	R$ 163,780	$ 29,690
Class A common stock | Performance Stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted (USD and R per share) | (per share)	$ 62.39	R$ 315.28